Submission	Jul. 18, 2025
Submission [Line Items]
Central Index Key	0001815974
Registrant Name	Anebulo Pharmaceuticals, Inc
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES